Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill

11.	Goodwill

The following comprises the balance of goodwill by CGU. Goodwill arose through the acquisitions of (i) Luminosity on August 27, 2019; (ii) Enthusiast Properties on August 30, 2019; (iii) Steel Media Limited (“Steel Media”) on October 3, 2019; (iv) Omnia Media Inc. (“Omnia”) on August 30, 2020; (v) Vedatis on May 1, 2021; and (vi) Tabwire on June 21, 2021 (vii) GameKnot on August 30, 2021 (viii) Addicting Games on September 2, 2021, (ix) Outplayed on November 22, 2021 and (x) FFS on April 28, 2022.

In April 2019, Enthusiast Properties acquired 100% of the assets of The Sims Resource (“TSR”) from Generatorhallen AB and IBIBI HB. TSR is identified as a separate CGU from Enthusiast Properties based on the nature of the business and the assessment that TSR generates cash flows that are largely independent of the cash flows from other assets deployed in Enthusiast Properties. The Company has included Vedatis, Tabwire and GameKnot within the Enthusiast Properties CGU based on the nature of these businesses and the assessment that they generate cash flows that are not largely independent of the cash flows from other assets deployed in Enthusiast Properties. The Company has included FFS within the Steel Media CGU based on the nature of these businesses and the assessment that they generate cash flows that are not largely independent of the cash flows from other assets deployed in Steel Media.

A summary goodwill by CGU is as follows:

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed	Total

Balance, January 1, 2021	$54,467,041	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$-	$-	$106,181,086
Mergers and Acquisitions (Note 5)	21,496,335	-	-	-	-	28,947,665	37,844,194	88,288,194
Effect of movement in foreign exchange rates	299,900	-	-	-	-	334,749	(6,270)	628,379
Balance, December 31, 2021	$76,263,276	$20,898,598	$6,003,150	$1,890,627	$22,921,670	$29,282,414	$37,837,924	$195,097,659
Mergers and Acquisitions (Note 5)	-	-	-	2,053,293	-	-	-	2,053,293
Goodwill impairment	-	-	-	-	(14,082,162)	(17,199,124)	-	(31,281,286)
Effect of movement in foreign exchange rates	849,126	-	-	45,344	-	2,015,165	2,836,690	5,746,325
Balance, December 31, 2022	$77,112,402	$20,898,598	$6,003,150	$3,989,264	$8,839,508	$14,098,455	$40,674,614	$171,615,991

The Company performs its annual impairment tests at December 31 or at an interim date when events or changes in the business environment (triggering events) would more likely than not reduce the fair value of a CGU below its carrying value. During the year ended December 31, 2022, the Company concluded that there were triggering events requiring an impairment assessment as of September 30, 2022 and December 31, 2022 due to overall macroeconomic conditions including but not limited to increasing interest rates, high inflation, and softening of the digital advertisement demand and spending due to uncertain market economic outlook. In addition, there was a decline in the Company’s share price resulting in market capital being lower than the net assets of the Company. The Company performed impairment testing as of September 30, 2022, and determined that impairment charges were necessary for the Omnia CGU of $14,082,162 (December 31, 2021 - $Nil) and the Addicting Games CGU of $17,199,124 (December 31, 2021 - $Nil) due to the overall macroeconomic conditions. The Company performed impairment testing as of December 31, 2022 and determined that no further impairment charges were necessary.

The Company determined the recoverable amount based on the value-in-use approach to assess the value of Enthusiast Properties, TSR, Luminosity, Steel Media, Omnia, Addicting Games, and Outplayed CGUs. The recoverable amount of the Company’s CGUs was estimated based on an assessment of their value-in-use using a discounted cash flow approach. The approach uses cash flow projections based upon a financial forecast approved by management and the Board of Directors, covering a five-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

The Company has made certain assumptions in determining the expected future cash flows based on budgets approved by management and include management’s best estimate of expected market conditions. Accordingly, it is possible that future changes in assumptions may negatively impact future valuations of goodwill and the Company would be required to recognize an impairment loss.

At December 31, 2022, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s value-in-use:

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed

Average revenue growth rates	28.6%	6.4%	54.7%	18.0%	12.7%	22.5%	32.5%
Terminal revenue growth rates	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Pre-tax discount rate	23.1%	25.0%	23.8%	23.8%	27.3%	25.9%	22.3%

At December 31, 2021, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s value-in-use:

	Enthusiast Properties	TSR	Luminosity	Steel Media	Omnia	Addicting Games	Outplayed

Average revenue growth rates	32.9%	7.7%	62.3%	21.5%	14.7%	90.9%	146.4%
Terminal revenue growth rates	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Pre-tax discount rate	17.6%	25.2%	17.4%	20.4%	25.9%	20.3%	23.3%

The Company determined the revenue growth rate, the terminal revenue growth rate based on past performance and its expectations for market development. The pre-tax discount rates used reflect specific risks in relation to the CGU.